BUSINESS COMBINATIONS (Tables)	9 Months Ended
Sep. 30, 2025
Business Combination [Abstract]
Business Combination, Pro Forma Information	The supplemental pro forma information is as follows (in thousands):

	For the year ended December 31,
	2023	2022
Revenue	$1,041,644	$862,412
Net income (loss)	$(23,550)	$28,003